Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Current assets:
Cash and cash equivalents	$ 3,716,882	$ 76,506,447	$ 39,989,781
Customers	4,919,430	101,259,081	68,382,413
Other financing receivables	1,981,546	40,787,153	31,615,623
Other non-financing receivables	6,624,243	136,350,115	89,789,428
Inventories	4,183,601	86,113,142	52,605,661
Current portion of the Government Bonds	60,896	1,253,451	18,036,557
Derivative financial instruments	606,018	12,473,967	25,947,993
Other current assets	177,360	3,650,688	3,492,283
Total current assets	22,269,976	458,394,044	329,859,739
Non-current assets:
Investments in joint ventures and associates	109,551	2,254,952	12,015,129
Wells, pipelines, properties, plant and equipment	61,920,111	1,274,532,607	1,276,129,521
Rights of use	2,637,232	54,283,458	59,195,257
Long-term notes receivable, net of current portion	79,981	1,646,290	886,827
Long-term of the Government Bonds	5,324,746	109,601,905	111,512,962
Deferred income taxes and duties	4,482,029	92,255,839	108,529,199
Intangible assets, net	972,436	20,016,146	22,775,784
Other assets	1,900,208	39,112,930	7,583,510
Total non-current assets	77,426,294	1,593,704,127	1,598,628,189
Total assets	99,696,270	2,052,098,171	1,928,487,928
Current liabilities:
Short-term debt and current portion of long-term debt	23,916,419	492,283,613	391,097,267
Short-term leases	383,942	7,902,874	8,106,937
Suppliers	12,828,545	264,056,358	281,978,041
Income taxes and duties payable	5,477,863	112,753,591	51,200,314
Accounts and accrued expenses payable	1,555,411	32,015,808	30,709,497
Derivative financial instruments	662,477	13,636,086	9,318,015
Total current liabilities	44,824,657	922,648,330	772,410,071
Long-term liabilities:
Long-term debt, net of current portion	85,379,662	1,757,412,281	1,867,630,050
Long-term leases	2,499,515	51,448,775	55,077,191
Employee benefits	67,241,803	1,384,071,648	1,535,168,086
Provisions for sundry creditors	4,488,919	92,397,666	94,625,884
Other liabilities	523,668	10,778,904	4,891,562
Deferred income taxes	162,331	3,341,350	3,412,114
Total long-term liabilities	160,295,898	3,299,450,624	3,560,804,887
Total liabilities	205,120,555	4,222,098,954	4,333,214,958
Controlling interest:
Certificates of Contribution "A"	40,871,843	841,285,576	524,931,447
Mexican Government contributions	2,124,546	43,730,591	43,730,591
Legal reserve	48,686	1,002,130	1,002,130
Accumulated other comprehensive result	(1,852,917)	(38,139,514)	(251,284,990)
Accumulated deficit:
From prior years	(132,313,547)	(2,723,475,900)	(2,214,597,087)
Net loss for the year	(14,309,139)	(294,532,168)	(508,878,813)
Total controlling interest	(105,430,528)	(2,170,129,285)	(2,405,096,722)
Total non-controlling interest	6,243	128,502	369,692
Total equity (deficit)	(105,424,285)	(2,170,000,783)	(2,404,727,030)
Total liabilities and equity (deficit)	$ 99,696,270	$ 2,052,098,171	$ 1,928,487,928